Notes on the Consolidated Balance Sheet - Reconciliation of property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	€ 2,082	€ 485
Disposals			€ 7
Balance, December 31,	2,015	2,082	485
Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	2,845	1,157
Acquired	0	81
Additions	313	1,755
Disposals	(2)	(145)
Reclassifications	0
Currency translation	4	(3)
Balance, December 31,	3,160	2,845	1,157
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	763	672
Additions	385	203
Disposals	(3)	(137)
Impairment	0	25
Balance, December 31,	1,145	763	672
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	186	245
Balance, December 31,	127	186	245
Leasehold improvement | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	304	304
Acquired	0	0
Additions	0	0
Disposals	0	0
Reclassifications	0
Currency translation	0	0
Balance, December 31,	304	304	304
Leasehold improvement | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	118	59
Additions	59	59
Disposals	0	0
Impairment	0	0
Balance, December 31,	177	118	59
Other and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	373	240
Balance, December 31,	1,884	373	240
Other and office equipment | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,018	853
Acquired	0	81
Additions	309	232
Disposals	(2)	(145)
Reclassifications	1,523
Currency translation	4	(3)
Balance, December 31,	2,852	1,018	853
Other and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	645	613
Additions	326	144
Disposals	(3)	(137)
Impairment	0	25
Balance, December 31,	968	645	613
Property, plant and equipment under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,523	0
Balance, December 31,	4	1,523	0
Property, plant and equipment under construction | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,523	0
Acquired	0	0
Additions	4	1,523
Disposals	0	0
Reclassifications	(1,523)
Currency translation	0	0
Balance, December 31,	4	1,523	0
Property, plant and equipment under construction | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0	0
Additions	0	0
Disposals	0	0
Impairment	0	0
Balance, December 31,	€ 0	€ 0	€ 0